Basic and Diluted Loss Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Common Share
Basic and Diluted Loss Per Common Share
Basic loss per common share is computed by dividing net loss available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted loss per common share gives effect to all potentially dilutive common shares that were outstanding during the period. As of December 31, 2015, 2014 and 2013, we had outstanding stock options and RSUs that could potentially dilute basic earnings per share in the future.
The following represents a reconciliation of the numerator and denominator used in computing basic and diluted income available to common stockholders per common share for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
Loss (numerator)
Net loss from continuing operations	$(1,394.3)	$(234.3)	$(25.6)
Net loss from discontinued operations	—	—	(4.6)
Net loss	$(1,394.3)	$(234.3)	$(30.2)
Shares (denominator)
Basic weighted-average common shares outstanding	85.9	84.6	85.0
Diluted weighted-average common shares outstanding	85.9	84.6	85.0
Basic and diluted net loss per share amounts
Basic net loss per share from continuing operations	$(16.23)	$(2.77)	$(0.30)
Basic net loss per share from discontinued operations	—	—	(0.06)
Total basic net loss per share	$(16.23)	$(2.77)	$(0.36)
Diluted net loss per share from continuing operations	$(16.23)	$(2.77)	$(0.30)
Diluted net loss per share from discontinued operations	—	—	(0.06)
Total diluted net loss per share	$(16.23)	$(2.77)	$(0.36)

For all periods presented, basic and diluted loss per share were the same, as any additional common stock equivalents would be anti-dilutive. We excluded 1.8 million, 1.6 million and 2.6 million of stock options from the calculation of diluted weighted-average loss per share for the years ended December 31, 2015, 2014 and 2013, respectively, which would be anti-dilutive due to the net loss in those periods. In addition, we excluded 5.6 million, 5.0 million and 5.2 million RSUs from the calculation of diluted weighted-average loss per share for the years ended December 31, 2015, 2014 and 2013, respectively, which would be anti-dilutive due to the net loss in those periods.